Annual Fund Operating Expenses	Oct. 31, 2025
Eaton Vance Floating-Rate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2028
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Advisers Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.07%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	1.06%
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.07%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	1.06%
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.82%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	1.81%
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.82%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.81%
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.76%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.75%
Eaton Vance Floating-Rate & High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2028
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Advisers Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[4],[5]
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.08%
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[4],[5]
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.08%
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%	[4],[5]
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.83%
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[4],[5]
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.83%
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[4],[5]
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.77%

[1]	Other expenses include borrowing cost of 0.05% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.
[2]	Expenses in the table above and the Example below reflect the expenses of the Fund and Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
[3]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.01% for Advisers and Class A shares, 1.76% for Class C shares, 0.76% for Class I shares and 0.70% for Class R6 shares. This expense reimbursement will continue through March 1, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[4]	Other expenses include borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolios in which it invests will vary over time based on the Portfolios’ use of borrowings and variations in market interest rates.
[5]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.
[6]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.04% for Advisers and Class A shares, 1.79% for Class C shares, 0.79% for Class I shares and 0.73% for Class R6 shares. This expense reimbursement will continue through March 1, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.